Taxes (Details) - Schedule of Deferred Tax Asset - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Deferred Tax Asset [Abstract]
Provision of doubtful accounts	$ 2,266,110	$ 2,391,460
Tax loss carried forwards	8,865,851	8,276,814
Valuation allowance on tax losses	(11,131,961)	(10,668,274)
Deferred tax assets, net